Revenue and Cost of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue and Cost of Revenue [Line Items]
Revenue related to contract liability balances	$ 1,983	$ 1,170	$ 514
Exceeded total revenue percentage	10.00%	12.00%	37.00%
Revenue	$ 31,824	$ 26,521	$ 18,550
One main customer [Member]
Revenue and Cost of Revenue [Line Items]
Revenue		$ 3,055	$ 6,948